Related Party Transactions	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 – Related Party Transactions

Related Parties

Related parties with whom the Company had transactions are:

Related Parties	Relationship

Stew Garner	Chairman, CEO, CFO and director (resigned effective January 9, 2019)
Eric Blue	Chairman, CEO, CFO and director (effective January 9, 2019)

Consulting services from Officer

Consulting services provided by the officer for the nine months ended September 30, 2019 and 2018

	September 30, 2019		September 30, 2018

President, Chief Executive Officer and Chief Financial Officer	$	nil	$	nil

$281,115 is receivable from related party as at nine months ended September 30, 2019. The receivable is unsecured, non-interest bearing with no terms of repayment. There are no indications for impairment.